LEASES AND RELATED PARTY LEASES (Schedule Of Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 12,100
2015	9,889
2016	7,486
2017	4,880
2018	4,180
Thereafter	28,403
Total minimum lease payments	66,938
Related Parties
Operating Leased Assets [Line Items]
2014	272
2015	272
2016	272
2017	272
2018	296
Thereafter	4,137
Total minimum lease payments	5,521
Third Parties
Operating Leased Assets [Line Items]
2014	11,828
2015	9,617
2016	7,214
2017	4,608
2018	3,884
Thereafter	24,266
Total minimum lease payments	$ 61,417